CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 24,667	$ 6,716	$ 5,659
Restricted deposits	175	89	91
Short-term bank deposits	13,870	16,828	21,254
Trade receivables	570	560	779
Inventories	1,535	1,680	1,871
Other receivables	4,079	6,840	4,445
CURRENT ASSETS, TOTAL	44,896	32,713	34,099
LONG-TERM ASSETS:
Long term deposits and prepaid expenses	19	48	65
Property, plant and equipment, net	2,183	2,020	2,051
Right of-use assets	2,315
Intangible assets, net	462	495	528
LONG-TERM ASSETS, TOTAL	4,979	2,563	2,644
ASSETS, TOTAL	49,875	35,276	36,743
CURRENT LIABILITIES:
Current maturities of long-term liabilities	896	146	514
Trade payables and accrued expenses	4,073	2,715	3,327
Other payables	5,889	2,036	1,825
CURRENT LIABILITIES, TOTAL	10,858	4,897	5,666
LONG-TERM LIABILITIES:
Deferred revenues	1,144	1,158	1,178
Liabilities in respect of IIA grants	6,919	7,568	7,793
Contingent consideration for purchase of shares	4,412	6,330	14,737
Liability in respect of discontinued operation	6,003	6,003	6,003
Lease liabilities	2,022
Severance pay liability, net	338	348	336
LONG TERM LIABILITIES, TOTAL	20,838	21,407	30,047
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: Authorized: 37,244,508 shares as of June 30, 2019, December 31, 2018 and June 30, 2018; Issued and Outstanding: 27,178,839 as of June 30, 2019, December 31, 2018 and June 30, 2018	75	75	75
Share premium	140,236	139,637	139,359
Foreign currency translation adjustments	(23)	(25)	(30)
Accumulated deficit	(122,109)	(130,715)	(138,374)
SHAREHOLDERS' EQUITY, TOTAL	18,179	8,972	1,030
LIABILITIES AND SHAREHOLDERS' EQUITY, TOTAL	$ 49,875	$ 35,276	$ 36,743